Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	84 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000212507_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Puritan® K6 Fund
C000212507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000212507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,265
C000212507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,518
C000212507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,091
C000212507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,227
C000212507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,821
C000212507_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,966
C000212507_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Puritan Composite Index℠
C000212507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,258
C000212507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,919
C000212507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,056
C000212507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,500
C000212507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,630
C000212507_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,211
C000212507_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,176
C000212507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,409
C000212507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,276
C000212507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,449
C000212507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,752
C000212507_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,298
C000019557_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Puritan® Fund
C000019557_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019557_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,736
C000019557_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,093
C000019557_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,826
C000019557_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,988
C000019557_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,044
C000019557_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,508
C000019557_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,985
C000019557_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,143
C000019557_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,391
C000019557_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,941
C000019557_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Puritan Composite Index℠
C000019557_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019557_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,009
C000019557_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000019557_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,416
C000019557_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,250
C000019557_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,559
C000019557_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,527
C000019557_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,366
C000019557_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,935
C000019557_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,520
C000019557_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,951
C000019557_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019557_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019557_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,255
C000019557_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,082
C000019557_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,655
C000019557_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,112
C000019557_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,647
C000019557_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,770
C000019557_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,876
C000019557_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,524
C000019557_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,721
C000019557_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,076
C000064276_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064276_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064276_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,748
C000064276_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,119
C000064276_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,868
C000064276_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,037
C000064276_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,122
C000064276_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,621
C000064276_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,096
C000064276_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,286
C000064276_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,585
C000064276_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,164
C000064276_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Puritan Composite Index℠
C000064276_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064276_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,009
C000064276_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000064276_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,416
C000064276_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,250
C000064276_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,559
C000064276_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,527
C000064276_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,366
C000064276_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,935
C000064276_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,520
C000064276_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,951
C000064276_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064276_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064276_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,255
C000064276_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,082
C000064276_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,655
C000064276_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,112
C000064276_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,647
C000064276_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,770
C000064276_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,876
C000064276_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,524
C000064276_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,721
C000064276_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,076
C000212506_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Balanced K6 Fund
C000212506_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212506_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,235
C000212506_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,421
C000212506_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,544
C000212506_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,598
C000212506_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,241
C000212506_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,306
C000212506_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Balanced Hybrid Composite Index℠
C000212506_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212506_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,258
C000212506_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,919
C000212506_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,056
C000212506_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,500
C000212506_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,630
C000212506_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,211
C000212506_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000212506_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212506_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,176
C000212506_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,409
C000212506_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,276
C000212506_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,449
C000212506_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,752
C000212506_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,298
C000019555_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Balanced Fund
C000019555_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019555_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,773
C000019555_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,079
C000019555_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,623
C000019555_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,978
C000019555_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,975
C000019555_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,189
C000019555_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,478
C000019555_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,621
C000019555_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,715
C000019555_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,496
C000019555_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced Hybrid Composite Index℠
C000019555_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019555_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,009
C000019555_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000019555_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,416
C000019555_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,250
C000019555_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,559
C000019555_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,527
C000019555_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,366
C000019555_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,935
C000019555_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,520
C000019555_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,951
C000019555_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000019555_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019555_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,255
C000019555_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,082
C000019555_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,655
C000019555_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,112
C000019555_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,647
C000019555_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,770
C000019555_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,876
C000019555_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,524
C000019555_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,721
C000019555_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,076
C000064274_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class K
C000064274_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064274_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,784
C000064274_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,102
C000064274_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,660
C000064274_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,033
C000064274_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,049
C000064274_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,298
C000064274_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,587
C000064274_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	20,765
C000064274_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,897
C000064274_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,723
C000064274_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Balanced Hybrid Composite Index℠
C000064274_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064274_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,009
C000064274_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,081
C000064274_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,416
C000064274_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,250
C000064274_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,559
C000064274_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,527
C000064274_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,366
C000064274_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,935
C000064274_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,520
C000064274_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,951
C000064274_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000064274_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064274_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,255
C000064274_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,082
C000064274_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,655
C000064274_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,112
C000064274_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,647
C000064274_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,770
C000064274_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,876
C000064274_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,524
C000064274_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,721
C000064274_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,076
C000254532_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000254532_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,425
C000254532_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,193
C000254532_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254532_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254532_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254532_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254532_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254532_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254533_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000254533_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,650
C000254533_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,414
C000254533_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254533_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254533_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254533_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254533_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254533_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254530_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000254530_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254530_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,642
C000254530_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254530_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254530_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254530_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254530_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254530_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254529_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000254529_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254529_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,836
C000254529_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254529_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254529_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254529_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254529_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254529_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,140
C000254531_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000254531_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254531_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,848
C000254531_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Balanced Hybrid Composite Index℠
C000254531_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254531_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,823
C000254531_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000254531_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000254531_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,140